Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AQR Funds
Prospectus Date	rr_ProspectusDate	Nov. 27, 2012
Document Creation Date	dei_DocumentCreationDate	Dec. 10, 2012